Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
March 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—84.2%
		Communication Services—4.0%
33,793		Alphabet, Inc., Class A	$ 9,717,515
176,576	[1,2]	CarGurus, Inc.	6,012,413
251,922	[1]	Fox Corp.	14,712,245
4,771	[1,2]	Live Nation Entertainment, Inc.	727,625
8,799		Meta Platforms, Inc.	5,034,172
273,959	[2]	Pinterest, Inc.	5,024,408
105,879	[2]	Reddit, Inc.	14,256,607
52,671		Sirius XM Radio LLC	1,215,647
1,334,066	[1,2]	Trade Desk, Inc./The	30,269,957
109,709	[2]	TripAdvisor, Inc.	1,169,498
233,307	[1,2]	ZoomInfo Technologies, Inc.	1,395,176
		TOTAL	89,535,263
		Consumer Discretionary—12.7%
666,731	[1]	Advance Auto Parts, Inc.	35,170,060
1,932		Booking Holdings, Inc.	8,134,338
224,962	[2]	Capri Holdings Ltd.	3,963,830
250,738	[1,2]	Deckers Outdoor Corp.	25,096,366
1,575		Domino’s Pizza, Inc.	565,094
149,225	[2]	Duolingo, Inc.	14,709,108
10,187	[1,2]	Expedia Group, Inc.	2,352,076
190,174	[1,2]	Five Below, Inc.	43,450,956
192,611	[1]	General Motors Co.	14,349,520
121,728	[1,2]	Life Time Group Holdings, Inc.	3,279,352
303,647	[1,2]	Lululemon Athletica, Inc.	46,488,356
37,346	[2]	On Holding AG	1,270,511
8,363	[2]	O’Reilly Automotive, Inc.	771,989
63,783		Polaris, Inc., Class A	3,476,174
14,277	[1]	PVH Corp.	995,964
18,498		Restaurant Brands International, Inc.	1,367,002
69,866	[1,2]	Revolve Group, Inc.	1,579,670
33,162	[1,2]	SharkNinja, Inc.	3,511,856
23,913		Steven Madden Ltd.	811,129
9,161		Tapestry, Inc.	1,292,709
20,332	[1,2]	Ulta Beauty, Inc.	10,627,740
187,580	[1,2]	Under Armour, Inc., Class A	1,108,598
421,391	[1]	V.F. Corp.	7,159,433
677,019	[1,2]	Viking Holdings Ltd.	49,747,356
23,360	[2]	Wayfair, Inc.	1,756,906
15,451		Yum! Brands, Inc.	2,402,321
		TOTAL	285,438,414
		Consumer Staples—4.0%
104,646	[2]	Bellring Brands, Inc.	1,683,754
29,932		Costco Wholesale Corp.	29,825,143
208,745	[1,2]	Dollar Tree, Inc.	22,859,665
253,517	[1]	Estee Lauder Cos., Inc., Class A	18,194,915
390,738	[1,2]	Maplebear, Inc.	14,637,045
9,352	[1]	Philip Morris International, Inc.	1,546,260

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
8,336	[2]	Post Holdings, Inc.	$ 824,097
11,873	[1]	Spectrum Brands Holdings, Inc.	875,040
		TOTAL	90,445,919
		Energy—3.1%
26,734	[2]	Antero Resources Corp.	1,134,591
46,250	[1]	Cheniere Energy, Inc.	13,123,900
77,614	[1]	EOG Resources, Inc.	11,220,656
91,313		Halliburton Co.	3,560,294
74,661		Murphy Oil Corp.	3,079,766
20,867		Occidental Petroleum Corp.	1,356,355
32,759	[1,2]	Oceaneering International, Inc.	1,161,962
203,279	[1]	PBF Energy, Inc.	9,680,146
18,167		Phillips 66	3,309,664
50,828	[2]	Seadrill Ltd.	2,312,674
13,785		Targa Resources, Inc.	3,456,313
105,798	[1,2]	Tidewater, Inc.	8,839,423
24,604	[1]	Weatherford International PLC	2,327,046
78,652		Williams Cos., Inc.	5,724,293
		TOTAL	70,287,083
		Financials—14.0%
26,237		Allstate Corp.	5,439,979
25,884	[1]	Ameriprise Financial, Inc.	11,502,850
21,366	[2]	Arch Capital Group Ltd.	2,050,922
3,543		Assurant, Inc.	771,701
307,716	[1]	Bank of New York Mellon Corp.	36,504,349
394,304		Charles Schwab Corp.	37,056,690
1,040,178	[1,2]	Fiserv, Inc.	58,041,932
5,191		Globe Life, Inc.	722,431
4,810		Goldman Sachs Group, Inc.	4,069,212
68,751	[1]	Interactive Brokers Group, Inc., Class A	4,611,129
169,344	[1]	Jackson Financial, Inc.	17,903,048
139,023	[1,2]	LendingClub Corp.	1,990,809
20,841	[1,2]	LendingTree, Inc.	893,662
37,314	[1]	Live Oak Bancshares, Inc.	1,233,974
85,384	[1]	Morgan Stanley	14,051,645
85,804	[1]	Northern Trust Corp.	11,975,664
15,099	[1]	Principal Financial Group, Inc.	1,360,571
27,681	[1]	PROG Holdings, Inc.	794,168
19,128	[1]	Progressive Corp., OH	3,791,935
118,948	[1]	Prudential Financial, Inc.	11,620,030
167,080	[1]	State Street Corp.	21,145,645
251,855	[1,2]	StoneCo Ltd.	3,556,193
87,445	[1]	Synchrony Financial	5,948,009
192,715	[1]	The Travelers Cos., Inc.	56,211,111
40,311	[2]	Toast, Inc.	1,068,645
6,521	[2]	WEX, Inc.	997,974
		TOTAL	315,314,278
		Health Care—12.8%
175,484	[1]	AbbVie, Inc.	38,166,015
114,143	[1,2]	Align Technology, Inc.	19,567,534
27,832	[1,2]	Alnylam Pharmaceuticals, Inc.	9,208,774
6,456		Amgen, Inc.	2,271,544

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
65,209		Baxter International, Inc.	$ 1,095,511
8,333	[1,2]	Biogen, Inc.	1,527,689
94,176	[2]	BioMarin Pharmaceutical, Inc.	5,320,002
87,249	[2]	Bridgebio Pharma, Inc.	6,479,111
39,495	[1]	Cardinal Health, Inc.	8,345,688
4,721	[1]	Cencora, Inc.	1,483,055
38,637	[1,2]	Charles River Laboratories International, Inc.	6,664,882
195,181	[1,2]	Community Health Systems, Inc.	573,832
54,756		Dentsply Sirona, Inc.	635,170
101,896	[1,2]	Dexcom, Inc.	6,399,069
149,231	[1,2]	Elanco Animal Health, Inc.	3,571,098
46,479	[1,2]	Fulgent Genetics, Inc.	739,016
58,655	[2]	Guardant Health, Inc.	5,417,962
56,624	[2]	Halozyme Therapeutics, Inc.	3,659,609
62,307	[1]	Humana, Inc.	10,803,411
43,219	[1,2]	Illumina, Inc.	5,327,174
48,023	[1,2]	Incyte Genomics, Inc.	4,519,925
23,077	[1,2]	Insulet Corp.	4,842,478
777,374	[1,2]	Moderna, Inc.	39,490,599
161,250	[1,2]	NeoGenomics, Inc.	1,196,475
52,286	[1,2]	Omnicell, Inc.	1,745,307
40,465	[1]	Regeneron Pharmaceuticals, Inc.	31,264,878
114,447	[2]	Sarepta Therapeutics, Inc.	2,490,367
117,694	[1,2]	Teladoc Health, Inc.	641,432
216,453	[1]	UnitedHealth Group, Inc.	58,570,017
41,680	[2]	Veeva Systems, Inc.	7,321,509
		TOTAL	289,339,133
		Industrials—10.6%
33,645	[1]	Allison Transmission Holdings, Inc.	3,938,484
61,941	[2]	APi Group Corp.	2,509,849
17,485	[1]	Apogee Enterprises, Inc.	586,447
39,645	[1,2]	Astronics Corp.	2,645,511
33,483		Atmus Filtration Technologies, Inc.	1,900,830
6,949		Automatic Data Processing, Inc.	1,411,898
22,514	[1,2]	BlueLinx Holdings, Inc.	1,219,808
57,319		Booz Allen Hamilton Holding Corp.	4,472,602
222,716	[2]	Copart, Inc.	7,394,171
86,287		Delta Air Lines, Inc.	5,736,360
12,397	[1,2]	DXP Enterprises, Inc.	1,732,233
9,158	[1]	Emerson Electric Co.	1,199,881
83,338	[1]	GE Aerospace	23,648,824
68,787	[1]	GE Vernova, Inc.	60,044,172
13,590	[1,2]	Generac Holdings, Inc.	2,654,535
5,545		General Dynamics Corp.	1,903,155
18,691		Johnson Controls International PLC	2,447,586
16,445		Leidos Holdings, Inc.	2,557,526
28,293	[1]	Masco Corp.	1,708,048
50,370	[1]	Paycom Software, Inc.	6,121,970
69,946	[1]	Pitney Bowes, Inc.	772,903
30,228	[1,2]	Proto Labs, Inc.	1,723,601
25,748		Robert Half, Inc.	653,999
41,991	[1,2]	SkyWest, Inc.	3,856,034

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
137,918		Southwest Airlines Co.	$ 5,181,579
40,404		Stanley Black & Decker, Inc.	2,871,108
12,509	[1]	Trane Technologies PLC	5,213,001
3,647	[1,2]	TransDigm, Inc.	4,226,727
17,622	[2]	Trex Co., Inc.	641,793
322,974	[1,2]	Uber Technologies, Inc.	23,231,520
180,866	[1,2]	United Airlines Holdings, Inc.	16,652,333
222,088	[1]	Veralto Corp.	19,637,021
70,522		Vertiv Holdings Co.	17,671,403
4,856		Xylem, Inc.	580,292
		TOTAL	238,747,204
		Information Technology—17.4%
184,710		Accenture PLC	36,626,146
87,764	[1,2]	Adobe, Inc.	21,333,673
141,497		Amkor Technology, Inc.	6,371,610
11,453		Analog Devices, Inc.	3,643,657
31,140	[2]	Arista Networks, Inc.	3,823,369
316,379	[2]	Atlassian Corp. PLC	21,592,867
39,828	[2]	Axcelis Technologies, Inc.	3,707,190
18,644	[2]	Bill.Com Holdings, Inc.	714,065
9,958		Broadcom, Inc.	3,082,101
23,918	[1]	Clear Secure, Inc.	1,157,870
8,556	[2]	Crowdstrike Holdings, Inc.	3,340,348
65,806	[1]	Dell Technologies, Inc.	10,800,739
40,226	[2]	Dynatrace Holdings LLC	1,487,557
391,730	[1,2]	Enphase Energy, Inc.	14,811,311
23,587	[1,2]	EPAM Systems, Inc.	3,193,680
38,588	[2]	Everpure, Inc.	2,278,236
171,678	[1,2]	Fortinet, Inc.	14,029,526
155,661	[2]	Gartner, Inc., Class A	24,647,363
69,225	[1,2]	GoDaddy, Inc.	5,722,831
17,633	[1,2]	HubSpot, Inc.	4,304,215
61,022		Intuit, Inc.	26,384,692
32,758	[2]	Life360, Inc.	1,337,182
53,456	[1,2]	LiveRamp Holdings, Inc.	1,417,653
149,034	[1]	Microchip Technology, Inc.	9,629,087
3,485		Micron Technology, Inc.	1,177,372
2,933		Microsoft Corp.	1,085,709
84,750	[1]	NetApp, Inc.	8,677,552
14,324		NVIDIA Corp.	2,498,106
14,318	[2]	Okta, Inc.	1,126,970
99,467	[1,2]	ON Semiconductor Corp.	6,158,997
6,444	[2]	Onto Innovation, Inc.	1,321,471
198,580	[1,2]	Palantir Technologies, Inc.	29,048,282
137,964	[1]	Pegasystems, Inc.	5,871,748
16,392	[1,2]	Procore Technologies, Inc.	934,344
60,815	[1,2]	Q2 Holdings, Inc.	2,876,550
6,610	[1]	Qualcomm, Inc.	851,236
8,306	[1,2]	Qualys, Inc.	729,682
26,054	[1,2]	RingCentral, Inc.	968,948
135,039	[1]	Salesforce, Inc.	25,207,730
88,870	[1]	Skyworks Solutions, Inc.	4,758,989

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
19,675	[1,2]	Synaptics, Inc.	$ 1,378,037
19,659		TD SYNNEX Corp.	3,316,670
152,020	[1]	Teradyne, Inc.	45,067,849
9,374	[2]	Tyler Technologies, Inc.	3,209,470
98,260	[2]	UiPath, Inc.	1,090,686
120,237	[2]	Workday, Inc.	15,621,191
47,882	[1,2]	Zoom Communications, Inc.	3,849,234
		TOTAL	392,263,791
		Materials—3.8%
32,097		Albemarle Corp.	5,762,374
150,352		Alcoa Corp.	9,972,848
551,845	[1]	Celanese Corp.	36,294,846
28,865		Corteva, Inc.	2,416,289
43,089	[1]	FMC Corp.	741,993
70,135		Freeport-McMoRan, Inc.	4,122,535
164,810	[1]	Mosaic Co./The	4,202,655
153,210	[1]	Newmont Corp.	16,584,982
14,685		Nucor Corp.	2,483,234
14,011	[1]	Steel Dynamics, Inc.	2,521,980
		TOTAL	85,103,736
		Real Estate—1.4%
190,875		American Healthcare REIT, Inc.	9,001,665
15,495	[2]	CBRE Group, Inc.	2,098,953
22,007		Crown Castle, Inc.	1,789,389
185,987	[1]	Kilroy Realty Corp.	5,246,693
87,862	[1]	SL Green Realty Corp.	3,245,622
72,073	[1]	Vornado Realty Trust LP	1,873,177
34,222	[1]	Welltower, Inc.	6,766,032
44,244	[1,2]	Zillow Group, Inc.	1,831,259
		TOTAL	31,852,790
		Utilities—0.4%
15,812		Duke Energy Corp.	2,070,423
60,657		Exelon Corp.	2,973,406
19,735		Vistra Corp.	2,966,763
		TOTAL	8,010,592
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,634,703,128)	1,896,338,203
		INVESTMENT COMPANY—9.9%
223,362,631		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $223,362,631)	223,362,631
		TOTAL INVESTMENT IN SECURITIES—94.1% (IDENTIFIED COST $1,858,065,759)	2,119,700,834
		OTHER ASSETS AND LIABILITIES - NET—5.9%[4]	133,483,425
		NET ASSETS—100%	$2,253,184,259
SECURITIES SOLD SHORT—(77.9)%
Shares			Value
		Communication Services—(3.8)%
18,282	[2]	AST SpaceMobile, Inc.	$ 1,515,029
9,316		ATN International, Inc.	253,581
30,551	[2]	Charter Communications, Inc.	6,595,350
78,728		Comcast Corp., Class A	2,260,281

Shares			Value
		Communication Services—continued
36,194	[2]	E.W. Scripps Co.	$ 134,642
192,063	[2]	Magnite, Inc.	2,281,708
195,384	[2]	Netflix, Inc.	18,786,172
102,330	[2]	ROBLOX Corp.	5,787,785
42,787		Sinclair, Inc.	553,664
35,745	[2]	Spotify Technology S.A.	17,333,108
13,510	[2]	Take-Two Interactive Software, Inc.	2,668,225
81,088		TKO Group Holdings, Inc.	16,351,395
52,151		T-Mobile USA, Inc.	10,953,274
9,326		Walt Disney Co.	898,840
		TOTAL	86,373,054
		Consumer Discretionary—(12.8)%
56,278	[2]	Amazon.com, Inc.	11,721,019
565,338	[2]	Caesars Entertainment, Inc.	14,941,883
90,988	[2]	CarMax, Inc.	3,783,281
20,154	[2]	Carvana Co.	6,336,015
362,555	[2]	Cava Group, Inc.	29,330,699
204,265	[2]	Chipotle Mexican Grill, Inc.	6,538,523
44,554		Churchill Downs, Inc.	4,002,286
138,404		D. R. Horton, Inc.	18,991,797
63,339	[2]	Dave & Buster’s Entertainment, Inc.	685,961
19,296	[2]	DoorDash, Inc.	2,897,294
485,184	[2]	DraftKings, Inc.	10,489,678
182,412	[2]	Driven Brands Holdings, Inc.	2,300,215
43,390	[2]	Floor & Decor Holdings, Inc.	2,204,212
358,627		Flutter Entertainment PLC	36,562,023
25,044	[2]	Fox Factory Holding Corp.	412,224
240,805	[2]	GameStop Corp.	5,548,147
60,320		Garmin Ltd.	13,994,843
21,908	[2]	G-III Apparel Group Ltd.	606,852
31,507		Home Depot, Inc.	10,362,337
16,252		Lennar Corp., Class A	1,411,324
8,354		Lithia Motors, Inc.	2,086,161
43,120		LKQ Corp.	1,266,434
76,600		Lowe’s Cos., Inc.	18,099,048
8,055		Marriott International, Inc., Class A	2,634,549
129,928		Nike, Inc., Class B	6,862,797
267,569	[2]	Norwegian Cruise Line Holdings Ltd.	5,003,540
4,640	[2]	RH	648,765
16,556		Royal Caribbean Cruises Ltd.	4,555,880
83,877		Six Flags Entertainment Corp.	1,488,817
509,796		Starbucks Corp.	45,672,624
110,494	[2]	Stride, Inc.	9,742,256
82,537	[2]	The RealReal, Inc.	749,436
45,107		Wingstop, Inc.	6,990,232
		TOTAL	288,921,152
		Consumer Staples—(2.7)%
7,611		Dollar General Corp.	903,654
133,598	[2]	elf Beauty, Inc.	8,097,375
14,690		Fresh Del Monte Produce, Inc.	591,419
532,823		Lamb Weston Holdings, Inc.	22,517,100
39,850	[2]	Performance Food Group Co.	3,413,551
531,799		Primo Brands Corp.	10,013,775

Shares			Value
		Consumer Staples—continued
29,733		Procter & Gamble Co.	$ 4,294,635
124,626	[2]	Sprouts Farmers Market, Inc.	9,612,403
8,157		Target Corp.	988,629
		TOTAL	60,432,541
		Energy—(4.1)%
65,104		Chevron Corp.	13,470,018
158,361		ConocoPhillips	20,903,652
284,051		Diamondback Energy, Inc.	56,182,447
7,226	[2]	DMC Global, Inc.	37,647
63,411	[2]	Green Plains, Inc.	1,043,111
		TOTAL	91,636,875
		Financials—(12.2)%
57,982		American Express Co.	17,538,395
33,485		Aon PLC	10,808,288
360,695		Ares Management Corp.	39,351,825
30,956		Arthur J. Gallagher & Co.	6,704,450
119,445	[2]	Berkshire Hathaway, Inc., Class B	57,238,044
74,753		Blackstone, Inc.	8,595,847
167,362	[2]	Block, Inc.	10,071,845
334,068	[2]	Brookfield Asset Management Ltd.	14,849,323
500,769		Brown & Brown	32,655,146
34,258		Capital One Financial Co.	6,249,687
88,170		Citigroup, Inc.	9,999,360
29,546	[2]	Coinbase Global, Inc.	5,159,027
3,290		Erie Indemnity Co.	826,810
28,321		Glacier Bancorp, Inc.	1,265,099
280,034		KKR & Co., Inc.	25,903,145
38,011	[2]	PRA Group, Inc.	665,193
152,851	[2]	Remitly Global, Inc.	2,395,175
17,889		SEI Investments Co.	1,403,750
103,611	[2]	Shift4 Payments, Inc.	4,530,909
25,652	[2]	StoneX Group, Inc.	2,068,793
156,546		Truist Financial Corp.	7,196,420
337,030	[2]	Upstart Holdings, Inc.	8,644,820
12,607		Western Alliance Bancorp	893,206
		TOTAL	275,014,557
		Health Care—(11.5)%
88,699	[2]	10X Genomics, Inc.	1,883,080
12,960	[2]	agilon health, Inc.	102,514
230,231	[2]	Apellis Pharmaceuticals, Inc.	9,262,193
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	3,788,459
28,594	[2]	Axsome Therapeutics, Inc.	4,832,958
162,295		Becton Dickinson & Co.	25,517,643
94,787	[2]	Biohaven Ltd.	801,898
426,634	[2]	Centene Corp.	13,967,997
44,015	[2]	Cryoport, Inc.	364,444
102,374	[2]	Cytokinetics, Inc.	6,747,470
121,330		Danaher Corp.	23,004,168
68,190	[2]	HealthEquity, Inc.	5,698,638
198,316	[2]	Heron Therapeutics, Inc.	158,673
631,537	[2]	Hims & Hers Health, Inc.	13,110,708
79,621	[2]	Immunovant, Inc.	1,977,786
13,327	[2]	Inspire Medical Systems, Inc.	687,407

Shares			Value
		Health Care—continued
82,084		Johnson & Johnson	$ 20,064,613
52,571	[2]	Kodiak Sciences, Inc.	2,004,006
11,333	[2]	Madrigal Pharmaceuticals, Inc.	5,932,485
52,375		Merck & Co., Inc.	6,300,189
19,847	[2]	PTC Therapeutics, Inc.	1,352,176
25,625	[2]	Repligen Corp.	3,019,137
147,151	[2]	Revolution Medicines, Inc.	14,310,435
14,510	[2]	Scholar Rock Holding Corp.	713,312
234,173	[2]	Summit Therapeutics, Inc.	4,439,920
240,940	[2]	Tempus AI, Inc.	10,895,307
69,103		Thermo Fisher Scientific, Inc.	33,966,198
52,165	[2]	TransMedics Group, Inc.	5,185,723
99,864	[2]	Ultragenyx Pharmaceutical, Inc.	2,092,151
402,293	[2]	Vaxcyte, Inc.	23,377,246
21,965	[2]	Waters Corp.	6,541,177
12,707		West Pharmaceutical Services, Inc.	3,184,882
33,883		Zimmer Biomet Holdings, Inc.	3,063,701
		TOTAL	258,348,694
		Industrials—(8.8)%
72,396		Aaon, Inc.	5,990,769
18,331	[2]	Aerovironment, Inc.	3,355,489
34,299	[2]	Ameresco, Inc.	874,624
60,316	[2]	Avis Budget Group, Inc.	8,797,089
22,384	[2]	Axon Enterprise, Inc.	9,506,261
11,912	[2]	Builders Firstsource, Inc.	980,715
4,772		Carpenter Technology Corp.	1,880,884
8,396		Caterpillar, Inc.	5,948,230
203,225		Concentrix Corp.	5,560,236
22,192	[2]	Core & Main, Inc.	1,096,285
28,894		Deere & Co.	16,275,990
19,527		Fastenal Co.	906,053
3,658	[2]	FTI Consulting, Inc.	646,625
111,061	[2]	GXO Logistics, Inc.	5,758,513
122,630		Ingersoll-Rand, Inc.	9,825,116
5,959	[2]	Kirby Corp.	791,832
140,311		Knight-Swift Transportation Holdings, Inc.	8,079,107
21,288	[2]	Mercury Systems, Inc.	1,552,108
17,723	[2]	NextPower, Inc.	2,136,508
9,321		Old Dominion Freight Lines, Inc.	1,821,323
137,605		PACCAR, Inc.	15,893,377
645,935	[2]	QXO, Inc.	12,544,058
29,741	[2]	Rocket Lab Corp.	1,909,967
16,819		RTX Corp.	3,244,385
57,407	[2]	Saia, Inc.	20,165,931
95,426		United Parcel Service, Inc.	9,388,010
219,414		Verisk Analytics, Inc.	41,633,806
13,288	[2]	Vicor Corp.	2,139,368
		TOTAL	198,702,659
		Information Technology—(14.9)%
243,129	[2]	Advanced Micro Devices, Inc.	49,459,732
152,174	[2]	Allegro MicroSystems, Inc.	4,798,046
190,846		Amphenol Corp., Class A	24,113,392
21,427	[2]	Appian Corp.	516,605

Shares			Value
		Information Technology—continued
39,218		Applied Materials, Inc.	$ 13,404,320
14,979	[2]	Astera Labs, Inc.	1,641,698
93,585	[2]	Circle Internet Finance PLC	8,928,945
133,096	[2]	CloudFlare, Inc.	27,463,029
76,411		Corning, Inc.	10,389,604
61,496	[2]	D-Wave Quantum, Inc.	887,387
51,958		Entegris, Inc.	6,091,556
50,482	[2]	First Solar, Inc.	9,958,079
20,458	[2]	Globalfoundries, Inc.	909,972
39,156	[2]	Impinj, Inc.	4,021,321
277,873	[2]	Intel Corp.	12,262,536
297,753	[2]	IonQ, Inc.	8,584,219
149,211		Marvell Technology, Inc.	14,779,350
79,596	[2]	nCino, Inc.	1,192,348
212,491	[2]	Nutanix, Inc.	8,076,783
25,900	[2]	Par Technology Corp.	345,247
5,588	[2]	Sitime Corp.	1,929,816
103,062	[2]	Sprout Social, Inc.	587,453
244,068	[2]	Strategy, Inc., Class A	30,459,686
366,944	[2]	Super Micro Computer, Inc.	8,355,315
138,024	[2]	Synopsys, Inc.	54,723,756
21,627		Ubiquiti Networks, Inc.	17,091,602
89,423	[2]	Unity Software, Inc.	1,961,941
727,760	[2]	Zeta Global Holdings Corp.	11,585,939
		TOTAL	334,519,677
		Materials—(4.6)%
95,362		Air Products & Chemicals, Inc.	27,701,707
1,130,230		Dow, Inc.	47,074,080
432,538		International Paper Co.	15,441,607
3,320		Linde PLC	1,645,923
45,161		LyondellBasell Industries N.V.	3,638,170
59,124	[2]	MP Materials Corp.	2,853,324
45,461		Smurfit WestRock PLC	1,811,621
27,902		Westlake Corp.	3,259,512
		TOTAL	103,425,944
		Real Estate—(2.2)%
403,915		Alexandria Real Estate Equities, Inc.	18,749,734
85,926		Extra Space Storage, Inc.	11,267,476
213,199		Healthcare Realty Trust, Inc.	3,622,251
240,233		Realty Income Corp.	14,697,455
47,162		Weyerhaeuser Co.	1,152,168
		TOTAL	49,489,084
		Utilities—(0.3)%
37,479		Brookfield Renewable Corp.	1,492,789
10,987		Constellation Energy Corp.	3,068,120
21,353		Sempra Energy	2,074,871
9,798		Southwest Gas Holdings, Inc.	851,446
		TOTAL	7,487,226
		Total Securities Sold Short (PROCEEDS $1,804,850,606)	$1,754,351,463
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2026, were as follows:
Affiliated	Value as of 12/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$26,202,528	$—	$—	$8,967,532	$—	$35,170,060	666,731	$166,683
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$207,717,325
Purchases at Cost	$237,504,978
Proceeds from Sales	$(221,859,672)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$223,362,631
Shares Held as of 3/31/2026	223,362,631
Dividend Income	$1,905,850

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.